Commitment and Contingencies - Maturity of Lease CVR (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 281
2025	598
2026	408
Total lease CVR payments	$ 1,287